KEYCO BOND FUND, INC.
                  27777 Franklin Road - Suite 1850
                     Southfield, Michigan 48034
                           (248) 353-0790


May 21, 1999


To Our Shareholders:

We are pleased to send you this Semi-Annual Report of Keyco Bond Fund, Inc. for the six-month period ended March 31, 1999.

Net investment income for the six months was $722,094 or $.57 per share compared with $754,426 or $.60 per share last year. The $32,332 decrease resulted primarily from lower interest income. Interest income has been decreasing in recent years due to declining interest rates on replacement bonds purchased upon the maturity, call or sale of older bonds.

During the period, ten bonds were called or sold. The $1,494,522 proceeds from these dispositions were reinvested in bonds maturing in sixteen to seventeen years. Portfolio turnover for the six-month period was 5.6%.

The net asset value of the Fund was $27,103,796 or $21.39 per share at March 31, 1999, which was a decrease of $87,022 or $.07 per share from September 30, 1998. This net decrease is the amount by which unrealized depreciation of investments exceeded the undistributed income and realized gains. As of March 31, 1999, the weighted average annual yield on the Fund's portfolio was 6% based on cost and 5.6% based on market value, and the weighted average maturity was 9.2 years.

In October 1998 the Board of Directors declared quarterly dividends which total $1.14 per share for the year ending September 30, 1999. Dividends of $.39 per share have been paid during the six months ended March 31, 1999. Dividends are paid quarterly on the first business day of November, February, May and August.

The Annual Meeting of Shareholders of Keyco Bond Fund, Inc. was held December 16, 1998. At the meeting, Gail A. Dishell, Mark E. Schlussel, David K. Page, Thomas E. Purther and Ellen T. Horing were elected Directors, and the selection of PricewaterhouseCoopers LLP as independent auditors was ratified and confirmed.

If you have any questions concerning the Fund or the attached information, please feel free to call me.

On behalf of the Board of Directors,

/S/ Joel D. Tauber
President

Keyco Bond Fund, Inc.
Statement of Assets and Liabilities
as of March 31, 1999

                               ASSETS

Investments in securities, at fair value (cost $24,877,163)     $26,573,128
Cash                                                                 23,384
Accrued interest receivable                                         506,587
Other assets                                                            697
                                                                 ----------
        Total assets                                             27,103,796
                                                                 ----------

                             LIABILITIES

        Total liabilities                                                 0
                                                                 ----------
Net assets applicable to outstanding capital shares,
  equivalent to $21.39 per share based on 1,267,258
  shares of capital stock outstanding                           $27,103,796
                                                                 ==========
The accompanying notes are an integral part of the financial statements.

Keyco Bond Fund, Inc.
Statement of Operations
for the six months ended March 31, 1999


Interest income                                                  $  755,498
Expenses:
  Legal and accounting                            $   24,669
  Custodial fee                                        6,000
  Directors' fees                                      2,000
  Miscellaneous expense                                  735
                                                   ---------
       Total expenses                                                33,404
                                                                   --------
       Net investment income                                        722,094

Realized gain on investments:
  Proceeds from calls and sales                    1,494,522
  Cost of securities called or sold                1,435,105
                                                   ---------
       Realized gain on investments                                  59,417
Unrealized appreciation (depreciation)
 of investments:
  Investments held, March 31,1999:
       At cost                                    24,877,163
       At fair value                              26,573,128
                                                  ----------
       Balance, March 31, 1999                     1,695,965
           Less balance, September 30, 1998        2,070,267
                                                  ----------
       Unrealized appreciation (depreciation)
        of investments                                             (374,302)
                                                                  ---------
Increase in net assets resulting from operations                 $  407,209
                                                                  =========

The accompanying notes are an integral part of the financial statements.

Keyco Bond Fund, Inc.
Statement of Changes in Net Assets
for the six months ended March 31, 1999 and 1998

                                                      1999          1998
                                                      ----          ----
Net assets, beginning of period                   $27,190,818   $27,123,058
                                                   ----------    ----------
Changes in net assets from operations:
  Net investment income                               722,094       754,426
  Realized gain on investments                         59,417       142,592
  Unrealized depreciation of investments             (374,302)      (65,113)
                                                   ----------    ----------
      Increase in net assets from operations          407,209       831,905

Changes in net assets from capital transactions:
  Dividends declared from net investment income      (494,231)     (557,593)
                                                   ----------    ----------
      Net increase (decrease) in net assets           (87,022)      274,312
                                                   ----------    ----------
      Net assets, end of period                   $27,103,796   $27,397,370
                                                   ==========    ==========

The accompanying notes are an integral part of the financial statements.

Keyco Bond Fund, Inc.
Notes to Financial Statements

1.     Significant Accounting Policies:

       Keyco Bond Fund, Inc. (the "Fund") has registered under the Investment Company Act of 1940, as amended, as a closed-end, diversified management company. The Fund became qualified as a regulated investment company under the Internal Revenue Code on October 1, 1979. Management intends to distribute to the shareholders substantially all earnings from that date. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

       a. Security Valuation: The Fund has invested substantially all of its assets in long-term state and municipal debt obligations. Investments in these tax-exempt securities are stated at fair value. The fair value of the investments is provided by the Fund's custodian, who utilizes a matrix pricing system. Due principally to a decrease in interest rates, the fair value of the investments is currently above cost, resulting in unrealized appreciation. The principal amount of each bond, as reflected in the schedule of portfolio investments, is due at maturity when the bond must be redeemed by the issuer.

       b. Federal Income Taxes: It is the Fund's intention to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its income to its shareholders. Therefore, no federal income tax provision is recorded.

       c. Other: Security transactions are accounted for on a trade-date basis. Cost of securities sold is determined by specific identification. Distributions to shareholders are recorded when declared. Interest on investments is recorded as earned.

       d. Estimates: The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2.     Net Assets Applicable to Outstanding Capital Shares:

       Details of net assets applicable to outstanding capital shares are as follows:

       Capital stock, $.02 par value; authorized 3,000,000
                 shares; issued and outstanding 1,267,258
                 shares at March 31, 1999                        $    25,345
        Additional paid-in capital                                   730,733
        Retained earnings prior to July 1, 1979                   24,093,500
        Accumulated undistributed net investment income              498,836
        Assumulated undistributed net realized gain from
                 securities transactions                              59,417
        Net unrealized appreciation of investments,
                 March 31, 1999                                    1,695,965
                                                                   ---------

            Net assets, March 31, 1999                           $27,103,796
                                                                 ===========

3.     Purchases and Dispositions of Securities:

       The cost of purchases and the proceeds from dispositions of securities, other than United States government obligations and short-term notes, aggregated $1,535,170 and $1,494,522, respectively.

4.     Portfolio Manager:

       The Fund does not retain the services of an investment advisor or a third-party portfolio manager. The Fund, acting through its officers and with the review provided by the Board, makes investment decisions internally.

5.     Related Parties:

       Legal and accounting expenses incurred include $12,500 for accounting and administrative services provided by an entity owned by an officer of the Fund.

Keyco Bond Fund, Inc.
Schedule of Portfolio Investments
March 31, 1999


                                                                     Principal                      Fair
Long-Term State and Municipal Obligations                              Amount         Cost          Value
-----------------------------------------------------------------     ---------     ----------    ----------
Almont, Michigan, Community Schools, 5.25%, May 2015                  $  425,000    $  441,702    $  431,252
Bay City, Michigan, Electric Utility Revenue, 6.6%, January 2012         500,000       494,900       535,910
Capac, Michigan, Community School District, 6.25%, July 2003             100,000        96,920       102,566
Central Michigan University, 5.3%, October 2006                           70,000        66,345        73,693
Crosswell and Lexington, Michigan, Community Schools
  Building and Site, 6%, May 2016                                        500,000       500,000       522,630
Dearborn, Michigan, School District, 6.7%, May 1999                      100,000       108,744       100,294
Dearborn, Michigan, School District, 6.7%, May 2000                      135,000       147,775       140,031
Detroit, Michigan, Distributable State Aid, 5.2%, May 2007               520,000       516,001       550,560
Detroit, Michigan, City Distributable State Aid, 7.2%, May 2009          660,000       656,700       675,391
Detroit, Michigan, City School District, 4.95%, May 2005                 200,000       186,398       207,104
Detroit, Michigan, Sewage Disposal, Series A, 5.7%, July 2013             20,000        21,345        21,793
Detroit, Michigan, Sewage Disposal, Series A, 5.7%, July 2013             80,000        85,381        83,359
East Grand Rapids, Michigan, Public School District, 5%, May 2016        660,000       675,048       664,765
Farmington, Michigan, Public School District, 5%, May 2011               210,000       212,283       214,754
Grand Haven, Michigan, Electric Revenue, 5.25%, July 2013              1,000,000     1,024,780     1,023,430
Grand Rapids, Michigan, Sanitary Sewer System, 6%, January 2012          500,000       500,000       539,365
Grand Rapids, Michigan, Community College, 5.375%, May 2016              400,000       418,420       411,416
Jackson County, Michigan, 5%, April 2006                                 300,000       277,173       308,817
Lansing, Michigan, School District, 6.8%, May 2004                       460,000       512,067       520,053
Michigan Municipal Bond Authority Revenue, Local Government
  Wayne County, PJ-GRP 1213, 7.4%, December 2002                       1,075,000     1,065,497     1,212,890
Michigan Municipal Bond Authority Revenue, State Revolving
  Fund, 6.5%, October 2010                                               550,000       599,769       626,719
Michigan Municipal Bond Authority Revenue, State Revolving
  Fund, 6.55%, October 2013                                              100,000       109,445       110,861
Michigan Municipal Bond Authority Revenue, Local Government
  Loan Program, 6%, December 2013                                        130,000       134,940       141,057
Michigan Municipal Bond Authority Revenue, Local Government
  Loan Program, 5.375%, November 2017                                    150,000       154,161       153,146
Michigan State Building Authority Revenue, 5.125%, October 2008          100,000        91,772       103,888
Michigan State Building Authority Revenue, Series I, 5.875%,
  October 2008                                                           400,000       428,888       434,664
Michigan State Building Revenue, Series I, 5.3%, October 2012            500,000       418,505       513,820
Michigan State Building Authority Revenue, Series I, 5%, October 2014    210,000       210,000       211,203
Michigan State Housing Development Authority, Rental Housing
  Revenue, 5.375%, April 2004                                             70,000        71,537        74,323
Michigan State Housing Development Authority, Rental Housing
  Revenue, 5.6%, April 2006                                              500,000       489,640       533,805
Michigan State Trunk Line, Series A, 5.75%, October 2012                 250,000       248,673       266,258
Michigan State University Revenue, 6.125%, August 2010                 1,200,000     1,190,892     1,300,416
Milan, Michigan, Area Schools, 5%, May 2013                              300,000       299,985       303,735
Pinckney, Michigan, Community Schools, Livingston and
  Washtenaw Counties, 5.5%, May 2004                                     300,000       268,500       306,348
Plymouth-Canton, Michigan, Community School District,
  5.5%, May 2013                                                         100,000       104,191       105,103
Portage, Michigan, Public Schools, 5.7%, May 2012                        230,000       227,619       249,244
South Lyon, Michigan, Community Schools, 6.25%, May 2014                  55,000        58,592        57,456
Sturgis, Michigan, Government Hospital, 6.55%, October 2000              325,000       308,750       329,969
Sturgis, Michigan, Government Hospital,  6.6%, October 2001              250,000       237,500       253,548
University of Michigan, Hospital Revenue, 7%, December 2021               75,000        78,366        80,727
Wayne County, Michigan, Airport Revenue, Series B,
  5.25%, December 2015                                                   135,000       136,832       137,588
West Bloomfield, Michigan, School District, 5%, May 2006                 100,000        92,357       105,104
Wyandotte, Michigan, Downtown Development, 6.25%,  December 2008         750,000       727,440       858,240
Alaska State Housing Finance Corporation, 6.1%, June 2007                140,000       140,000       152,575
Alaska State Housing Finance Corporation, 6.2%, June 2008                265,000       265,000       288,855
California State, 5.7%, August 2003                                      500,000       481,055       503,270
California State, 5.7%, August 2004                                      250,000       237,263       251,542
District of Columbia, MBIA, Series B, 6.3%, June 2007                    250,000       263,922       273,535
Gainesville, Florida, Utilities System Revenue, 6.5%, October 2014       750,000       724,900       754,095
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2008       290,000       258,381       297,082
Honolulu, Hawaii, New Public Housing Authority, 5.75%, August 2009       700,000       622,804       716,828
Joliet, Illinois, Corporate Purpose, 7%, January 2012                    100,000       106,994       100,538
Maryland State Health and Higher Educational Facilities
  Authority Revenue Johns Hopkins Hospital
  Redevelopment Issue, 6.625%, July 2008                                 495,000       495,000       549,683
Mercer County, New Jersey, Improvement Authority Revenue,
  State Justice Complex, 6.4%, January 2018                              500,000       463,270       591,940
New York, New York, City Municipal Assistance Corporation,
  6%, July 2008                                                          750,000       755,625       788,685
Akron, New York, Central School District, 5.9%, June 2014                100,000       108,776       107,352
New York, New York, City Municipal Water Finance Authority,
  Water-Sewer System Revenue, 6.75%, June 2016                           200,000       206,384       215,166
New York, New York, City Municipal Water Finance Authority,
  Water-Sewer System Revenue, 6.75%, June 2016                           200,000       206,384       212,444
New York State Refunding, 6.1%, November 2008                            500,000       500,000       543,620
Monroe County, New York, Water Improvement,
  5.5%, December 2008                                                    610,000       589,034       642,440
Ohio State Building Authority, State Transportation Facilities,
  7%, September 2003                                                     350,000       389,162       374,350
Erie County, Hospital Authority PA Revenue, Erie County Geriatric
  Center, U. S. Treasury, 6.25%, July 2011                               930,000       924,011       998,355
Puerto Rico Commonwealth Highway and Transportation
  Authority Highway Revenue, 6.25%, July 2012                            500,000       544,085       574,680
Puerto Rico Industrial, Tourist, Educational, Medical and
  Environmental Control Facilities Financing Authority,
  1998 Series A, 5.375%, October 2013                                  1,000,000     1,044,010     1,049,050
Met. Government Nashville and Davidson County, Tennessee,
  Health and Educational Facilities Board Revenue,  Meharry
  Medical College-HEW, collateralized, 7.875%, December 2004             180,000       177,059       199,595
Austin, Texas, Utility System Revenue, 6%, April 2006                    500,000       474,565       559,560
Sherman, Texas, New Public Housing Authority, 5.75%, March 2006          200,000       178,876       205,278
Virginia State Housing Development Authority, Multifamily
  Mortgage Section 8 Assisted, 8.25%, November 2012                       25,000        24,770        25,315
                                                                     -----------   -----------   -----------
Total investments                                                    $24,980,000   $24,877,163   $26,573,128
                                                                     ===========   ===========   ===========

Keyco Bond Fund, Inc.
Financial Highlights

Contained below are per share operating performance data for a share outstanding, total investment return, ratios and supplemental data. This information has been derived from information provided in the financial statements.

                                           Six Months
                                             Ended          Years Ended September 30,
                                            3/31/99     ----------------------------------
                                          (Unaudited)   1998      1997      1996      1995
                                              ----      ----      ----      ----      ----
Per Share Operating Performance:
  Net asset value, beginning of period      $21.46    $21.40    $21.14    $21.18    $20.73
                                             -----     -----     -----     -----     -----
    Net investment income                     0.57      1.18      1.22      1.24      1.25

    Net realized and unrealized gain
      (loss) on investments                  (0.25)     0.21      0.28     (0.02)     0.45
                                             -----     -----     -----     -----     -----

    Total from investment operations          0.32      1.39      1.50      1.22      1.70
                                             -----     -----     -----     -----     -----
    Less distributions from:
      Net investment income                  (0.39)    (1.21)    (1.23)    (1.24)    (1.25)
      Net realized investment income             -     (0.12)    (0.01)    (0.02)        -
                                             -----     -----     -----     -----     -----
    Total distributions                      (0.39)    (1.33)    (1.24)    (1.26)    (1.25)
                                             -----     -----     -----     -----     -----
  Net asset value, end of period            $21.39    $21.46    $21.40    $21.14    $21.18
                                             =====     =====     =====     =====     =====
Total Return per Share Net
  Asset Value (a)                           1.5%(c)     6.5%      7.1%      5.8%      8.2%

Ratios and Supplemental Data:
  Net assets, end of period (in 000s)      $27,104   $27,191   $27,123   $26,796   $26,840

  Ratio of net investment income to
      average net assets                    5.3%(b)     5.5%      5.8%      5.8%      6.0%

  Ratio of expenses to average net assets    .2%(b)      .2%       .2%       .2%       .2%

  Portfolio turnover rate                   5.6%(c)    13.8%      3.5%      9.2%      9.4%

_______
(a) Total investment return based on per share net asset value reflects the percent return calculated on beginning of period net asset value and assumes dividends and capital gain distributions were not reinvested. These percentages are not an indication of the performance of a shareholder's investment in the Fund.

(b)     Annualized.

(c)     Not annualized.